NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share for each of the years/periods presented are calculated as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Numerator:
Net loss attributable to YUNJI INC.	(105,724)	(59,688)	(125,762)

Accretion on convertible redeemable Preferred Shares to redemption value	(1,628,656)	(2,187,633)	(1,532,013)
Re-designation to Series A Preferred Shares from Initial Ordinary Shareholders’ contribution, including beneficial conversion feature	—	(60,796)	—
Deemed dividend from convertible redeemable preferred shares holders	—	107	—

Net loss attributable to ordinary shareholders	(1,734,380)	(2,308,010)	(1,657,775)

Denominator:
Weighted average number of ordinary shares used in computing net loss per share, basic and diluted	1,268,000,000	1,165,136,438	1,818,487,917

Net loss per share attributable to ordinary shareholders:
- Basic	(1.37)	(1.98)	(0.91)
- Diluted	(1.37)	(1.98)	(0.91)